Property and Equipment, Net	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, is comprised of the following:

	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

Furniture, office equipment	2,667	2,966	420
Leasehold improvements	3,951	5,481	776
Motor vehicles	-	919	130
	6,618	9,366	1,326
Less: Accumulated depreciation	(2,592)	(4,590)	(650)
Property and equipment, net	4,026	4,776	676

Depreciation expense for the years ended June 30, 2018, 2019 and 2020 was RMB604, RMB1,122 and RMB1,998, respectively.

No impairment for property and equipment was recorded for the years ended June 30, 2018, 2019 and 2020.